Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair value measurements

6. Fair value measurements

The Company measures certain financial assets and liabilities, including derivative instruments, at fair value on a recurring basis. The fair value measurements of these financial assets and liabilities were determined using the following inputs as of December 31, 2017 and March 31, 2018:

	As of December 31, 2017
	Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Assets
Derivative instruments (Note a,c)	$73,098	$—	$73,098	$—
Total	$73,098	$—	$73,098	$—
Liabilities
Earnout consideration (Note b, d)	$24,732	$—	$—	$24,732
Derivative instruments (Note b,c)	$18,188	$—	$18,188	$—
Total	$42,920	$—	$18,188	$24,732
Redeemable non-controlling interest (Note e)	$4,750	$—	$—	$4,750

6. Fair value measurements (Continued)

	As of March 31, 2018
	Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Assets
Derivative instruments (Note a, c)	$53,587	$—	$53,587	$—
Total	$53,587	$—	$53,587	$—
Liabilities
Earnout consideration (Note b, d)	$23,900	—	—	$23,900
Derivative instruments (Note b, c)	$28,243	$—	$28,243	$—
Total	$52,143	$—	$28,243	$23,900

(a)Included in prepaid expenses and other current assets and other assets in the consolidated balance sheets.

(b)	Included in accrued expenses and other current liabilities and other liabilities in the consolidated balance sheets.
(c)

The Company values its derivative instruments based on market observable inputs, including both forward and spot prices for the relevant currencies and interest rate indices for relevant interest rates. The quotes are taken from an independent market database.

(d)

The fair value of earn-out consideration, calculated as the present value of expected future payments to be made to the sellers of acquired businesses, was derived by estimating the future financial performance of the acquired businesses using the earn-out formula and performance targets specified in each purchase agreement and adjusting the result to reflect the Company’s estimate of the likelihood of achievement of such targets. Given the significance of the unobservable inputs, the valuations are classified in level 3 of the fair value hierarchy.

(e)

The Company’s estimate of the fair value of redeemable non-controlling interest is based on unobservable inputs considering the assumptions that market participants would make in pricing the obligation. Given the significance of the unobservable inputs, the valuation is classified in level 3 of the fair value hierarchy. See Note 3—Business Acquisitions.

The following table provides a roll-forward of the fair value of earn-out consideration categorized as level 3 in the fair value hierarchy for the three months ended March 31, 2017 and 2018:

	Three months ended
	March 31,
	2017	2018
Opening balance	$22,435	$24,732
Earn-out consideration payable in connection with Acquisitions	2,320	—
Payments made on earn-out consideration	(1,206)	(1,476)
Change in fair value of earn-out consideration (Note a)	(3,138)	17
Others (Note b)	852	627
Ending balance	$21,263	$23,900

(a) Changes in the fair value of earn-out consideration are reported in other operating (income) expense, net in the consolidated statements of income.

(b) Interest expense is included in interest income (expense), net and the impact of changes in foreign exchange is reported in foreign exchange gains (losses), net in the consolidated statements of income. The cumulative translation adjustment is reported as a component of other comprehensive income (loss).

6. Fair Value Measurements

The Company measures certain financial assets and liabilities, including derivative instruments, at fair value on a recurring basis. The fair value measurements of these financial assets and liabilities were determined using the following inputs as of December 31, 2016 and 2017:

	As of December 31, 2016
		Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Assets
Derivative instruments (Notes a, c)	$55,386	$—	$55,386	$—
Total	$55,386	$—	$55,386	$—
Liabilities
Earn-out consideration (Notes b, d)	$22,435	$—	$—	$22,435
Derivative instruments (Notes b, c)	17,353	—	17,353	—
Total	$39,788	$—	$17,353	$22,435
Redeemable non-controlling interest (Note e)	$4,520	$—	$—	$4,520

	As of December 31, 2017
		Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Assets
Derivative instruments (Notes a, c)	$73,098	$—	$73,098	$—
Total	$73,098	$—	$73,098	$—
Liabilities
Earn-out consideration (Notes b, d)	$24,732	$—	$—	$24,732
Derivative instruments (Notes b, c)	18,188	—	18,188	—
Total	$42,920	$—	$18,188	$24,732
Redeemable non-controlling interest (Note e)	$4,750	$—	$—	$4,750

(a)	Included in prepaid expenses and other current assets and other assets in the consolidated balance sheets.
(b)	Included in accrued expenses and other current liabilities and other liabilities in the consolidated balance sheets.
(c)

The Company values its derivative instruments based on market observable inputs, including both forward and spot prices for the relevant currencies and interest rate indices for relevant interest rates. The quotes are taken from an independent market database.

(d)

The fair value of earn-out consideration, calculated as the present value of expected future payments to be made to the sellers of acquired businesses, was derived by estimating the future financial performance of the acquired businesses using the earn-out formula and performance targets specified in each purchase agreement and adjusting the result to reflect the Company’s estimate of the likelihood of achievement of such targets. Given the significance of the unobservable inputs, the valuations are classified in level 3 of the fair value hierarchy.

6. Fair Value Measurements (continued)

(e)

The Company’s estimate of the fair value of redeemable non-controlling interest as of December 31, 2017 is based on unobservable inputs considering the assumptions that market participants would make in pricing the obligation. Given the significance of the unobservable inputs, the valuation was classified in level 3 of the fair value hierarchy. Refer to Note 3—Business Acquisitions.

The following table provides a roll-forward of the fair value of earn-out consideration categorized as level 3 in the fair value hierarchy for the years ended December 31, 2016 and 2017:

	As of December 31
	2016	2017
Opening balance	$22,820	$22,435
Earn-out consideration payable in connection with acquisitions	14,550	10,720
Payments made of earn-out consideration	(1,611)	(7,239)
Change in fair value (note a)	(14,869)	(3,695)
Other (note b)	1,545	2,511
Ending balance	$22,435	$24,732

(a)	Changes in the fair value of earn-out consideration are reported in other operating (income) expense, net in the consolidated statements of income.

(b)

Interest expense is included in interest income (expense), net and the impact of changes in foreign exchange is reported in foreign exchange gains (losses), net in the consolidated statements of income. The cumulative translation adjustment is reported as a component of other comprehensive income (loss).